FINANCIAL INSTRUMENTS - Commodity Price Risk (Details) - Commodity price risk - Cash flow hedges $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Brent Crude Oil Option Contracts (barrels)
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 5.7
Increase of 10%, sensitivity analysis	7.8
Decrease of 10%, sensitivity analysis	3.9
Gold bullion contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	(9.2)
Increase of 10%, sensitivity analysis	(34.3)
Decrease of 10%, sensitivity analysis	$ 3.5